Employee Benefits - Schedule Of Employee Benefits Of The Group (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	€ 17,972	€ 15,128
Post-employee benefits [Member]
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	13,596	12,543
Other long-term employee benefits [Member]
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Net defined benefit liability (asset)	€ 4,376	€ 2,585